Share-based Compensation (Details 4) (CNY) In Thousands, except Share data, unless otherwise specified	0 Months Ended			12 Months Ended				12 Months Ended
	Mar. 12, 2012	Apr. 28, 2011	Feb. 08, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 2012 Inscom Options	Apr. 02, 2012 2012 Inscom Options
Number of options
Outstanding at the beginning of the period (in shares)				37,111,101	88,019,441	46,566,631
Granted (in shares)	96,645,000	28,400,000	48,000,000
Exercised (in shares)				(183,380)	(2,670,340)	(5,100,780)		0
Cancelled (in shares)					(44,646,484)
Cancelled (in shares)								0
Forfeited (in shares)				(411,490)	(31,991,516)	(1,446,410)		0
Outstanding at the end of the period (in shares)				133,161,231	37,111,101	88,019,441		61,008,336
Exercisable at the end of period (in shares)				47,260,811				40,337,472
Weighted average exercise price
Balance at the beginning of the period (in RMB per share)				1.99	4.04	2.03
Granted (in RMB per share)	1.90	4.77	5.73
Exercised (in RMB per share)				1.95	2.28	2.12
Cancelled (in RMB per share)					5.37
Forfeited (in RMB per share)				2.09	5.36	2.15
Balance at the end of the period (in RMB per share)				1.92	1.99	4.04		1.00
Exercisable at the end of the period (in RMB per share)				1.95
Aggregate Intrinsic Value
Outstanding at the end of the period (in RMB)				15,436	7,070	146,782	224,835		0
Exercisable at the end of the period (in RMB)				4,107
Unvested options
Outstanding unvested options (in shares)				85,900,420
Unrecognized compensation cost related to non-vested share options granted (in RMB)				81,347				6
Weighted-average period over which unrecognized compensation was expected to be recognized				3 years 6 months
Information about the Company's stock option plans
Weighted Average Remaining Contractual Life								1 year 7 months 2 days
Weighted-average grant-date fair value per share of options granted (in RMB per share)				1.48	1.45	1.58
Total intrinsic value of options exercised (in RMB)				74	9,495	32,465
Total fair value of share options vested (in RMB)				30,513	7,355	7,526